Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

					Average Summary Compensation Table Total for Non-CEO Named Executive Officers ($)(3)	Average Compensation Actually Paid to Non-CEO Named Executive Officers ($)(2)(3)	Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO Frenzel ($)(1)	Summary Compensation Table Total for CEO Fowke ($)(1)	Compensation Actually Paid to CEO Frenzel ($)(1)(2)	Compensation Actually Paid to CEO Fowke ($)(1)(2)			Total Shareholder Return ($)(4)	EEI Electrics Index Total Shareholder Return ($)(4)(5)	Net Income (in Millions) ($)(6)	Ongoing EPS ($)(6)
2024	12,932,063	—	20,695,635	—	3,635,267	4,874,815	123	127	1,936	3.50
2023	21,357,168	—	18,145,698	—	3,802,917	2,708,009	109	107	1,771	3.35
2022	10,318,579	—	9,940,497	—	3,258,129	3,537,717	120	117	1,736	3.17
2021	8,350,364	12,785,442	6,391,262	(962,729)	2,543,311	1,949,601	113	116	1,597	2.96
2020	—	16,805,589	—	30,490,302	2,795,911	3,941,492	108	99	1,473	2.79
(1)Mr. Frenzel became CEO on August 18, 2021. Mr. Fowke served as our CEO from 2011 until his retirement on August 18, 2021.
(2)Amounts in this column reflect the total compensation reflected in the Summary Compensation Table for the applicable year adjusted in accordance with SEC rules to determine CAP.
The adjustments made to Summary Compensation Table totals in order to determine CAP for our CEO and our other NEOs for 2024 are set forth below. The amounts included for non-CEO NEOs have been averaged. Dividends paid on equity awards during the year are included in the Stock Awards column of the Summary Compensation Table.

		Pension-Related Adjustments		Equity-Related Adjustments
						Difference Between Fair Value of Awards from
	Year	Summary Compensation Table Aggregate Change in Actuarial Present Value of Accumulated Benefits under Defined Benefit and Pension Plans ($)	Pension Service Cost ($)	Summary Compensation Table "Stock Awards" Amount ($)	Year-End Fair Value of Awards Granted During the Year that Remain Unvested ($)	12/31/23 to 12/31/24 for Awards Granted in any Prior Year that Remained Unvested at Year-End ($)	12/31/23 to Vesting Date for Prior Year Awards that Vested During the Year ($)	Adjustments to Summary Compensation Table Totals ($)
CEO Frenzel	2024	(211,080)	112,802	(10,000,015)	13,963,626	2,802,782	1,095,457	7,763,572
Average Non-CEO NEOs	2024	(148,606)	71,581	(2,362,598)	3,193,031	310,119	176,021	1,239,548
(3)The non-CEO NEOs were as follows:
2024: Brian Van Abel, Tim O'Connor, Amanda Rome and Rob Berntsen
2023: Brian Van Abel, Brett Carter, Tim O'Connor, Amanda Rome and Patricia Correa
2022: Brian Van Abel, Brett Carter, Tim O'Connor and Amanda Rome
2021: Brian Van Abel, Brett Carter, Tim O'Connor and Amanda Rome
2020: Brian Van Abel, Robert Frenzel, Brett Carter, Tim O'Connor, Amanda Rome and Kent Larson
(4)Total shareholder return is calculated based on a fixed investment of one hundred dollars measured from the market close on December 31, 2019 (the last trading day of fiscal 2019) through and including the end of each year reported in the table.
(5)The EEI Investor-Owned Electrics Index ("EEI Electrics Index") (market capitalization-weighted) is a broad measure of industry performance, and which is the industry index used to show our performance in our Form 10-K.
(6)The SEC's rules and related guidance state that the "Company-Selected Measure" must be a financial performance measure not otherwise presented in the table above that we use to link CAP for our NEOs for fiscal 2024 to our Company's performance. The only other financial performance measure used in our executive compensation program is ongoing EPS, which is a non-GAAP measure that we reconcile in Exhibit A which can be adjusted for certain identified financial impacts. Adjustments were made to ongoing EPS for 2024 as noted in Exhibit A. As described in the CD&A, our annual incentive awards are, in part, based on ongoing EPS. When ongoing EPS is below guidance, annual incentive awards will not be paid.

Named Executive Officers, Footnote	The non-CEO NEOs were as follows:
2024: Brian Van Abel, Tim O'Connor, Amanda Rome and Rob Berntsen
2023: Brian Van Abel, Brett Carter, Tim O'Connor, Amanda Rome and Patricia Correa
2022: Brian Van Abel, Brett Carter, Tim O'Connor and Amanda Rome
2021: Brian Van Abel, Brett Carter, Tim O'Connor and Amanda Rome
				2020: Brian Van Abel, Robert Frenzel, Brett Carter, Tim O'Connor, Amanda Rome and Kent Larson
Peer Group Issuers, Footnote				The EEI Investor-Owned Electrics Index ("EEI Electrics Index") (market capitalization-weighted) is a broad measure of industry performance, and which is the industry index used to show our performance in our Form 10-K.
Adjustment To PEO Compensation, Footnote	Amounts in this column reflect the total compensation reflected in the Summary Compensation Table for the applicable year adjusted in accordance with SEC rules to determine CAP.
The adjustments made to Summary Compensation Table totals in order to determine CAP for our CEO and our other NEOs for 2024 are set forth below. The amounts included for non-CEO NEOs have been averaged. Dividends paid on equity awards during the year are included in the Stock Awards column of the Summary Compensation Table.

		Pension-Related Adjustments		Equity-Related Adjustments
						Difference Between Fair Value of Awards from
	Year	Summary Compensation Table Aggregate Change in Actuarial Present Value of Accumulated Benefits under Defined Benefit and Pension Plans ($)	Pension Service Cost ($)	Summary Compensation Table "Stock Awards" Amount ($)	Year-End Fair Value of Awards Granted During the Year that Remain Unvested ($)	12/31/23 to 12/31/24 for Awards Granted in any Prior Year that Remained Unvested at Year-End ($)	12/31/23 to Vesting Date for Prior Year Awards that Vested During the Year ($)	Adjustments to Summary Compensation Table Totals ($)
CEO Frenzel	2024	(211,080)	112,802	(10,000,015)	13,963,626	2,802,782	1,095,457	7,763,572
Average Non-CEO NEOs	2024	(148,606)	71,581	(2,362,598)	3,193,031	310,119	176,021	1,239,548

Non-PEO NEO Average Total Compensation Amount	[1]	$ 3,635,267	$ 3,802,917	$ 3,258,129	$ 2,543,311	$ 2,795,911
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	4,874,815	2,708,009	3,537,717	1,949,601	3,941,492
Total Shareholder Return Amount	[3]	123	109	120	113	108
Peer Group Total Shareholder Return Amount	[3],[4]	127	107	117	116	99
Net Income (Loss)	[5]	$ 1,936,000,000	$ 1,771,000,000	$ 1,736,000,000	$ 1,597,000,000	$ 1,473,000,000
Company Selected Measure Amount	[5]	3.50	3.35	3.17	2.96	2.79
CEO Bob Frenzel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[6]	$ 12,932,063	$ 21,357,168	$ 10,318,579	$ 8,350,364	$ 0
PEO Actually Paid Compensation Amount	[2],[6]	20,695,635	18,145,698	9,940,497	6,391,262	0
CEO Ben Fowke [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[6]	0	0	0	12,785,442	16,805,589
PEO Actually Paid Compensation Amount	[2],[6]	$ 0	$ 0	$ 0	$ (962,729)	$ 30,490,302

[1]	The non-CEO NEOs were as follows:
2024: Brian Van Abel, Tim O'Connor, Amanda Rome and Rob Berntsen
2023: Brian Van Abel, Brett Carter, Tim O'Connor, Amanda Rome and Patricia Correa
2022: Brian Van Abel, Brett Carter, Tim O'Connor and Amanda Rome
2021: Brian Van Abel, Brett Carter, Tim O'Connor and Amanda Rome
2020: Brian Van Abel, Robert Frenzel, Brett Carter, Tim O'Connor, Amanda Rome and Kent Larson
[2]	Amounts in this column reflect the total compensation reflected in the Summary Compensation Table for the applicable year adjusted in accordance with SEC rules to determine CAP.
The adjustments made to Summary Compensation Table totals in order to determine CAP for our CEO and our other NEOs for 2024 are set forth below. The amounts included for non-CEO NEOs have been averaged. Dividends paid on equity awards during the year are included in the Stock Awards column of the Summary Compensation Table.

		Pension-Related Adjustments		Equity-Related Adjustments
						Difference Between Fair Value of Awards from
	Year	Summary Compensation Table Aggregate Change in Actuarial Present Value of Accumulated Benefits under Defined Benefit and Pension Plans ($)	Pension Service Cost ($)	Summary Compensation Table "Stock Awards" Amount ($)	Year-End Fair Value of Awards Granted During the Year that Remain Unvested ($)	12/31/23 to 12/31/24 for Awards Granted in any Prior Year that Remained Unvested at Year-End ($)	12/31/23 to Vesting Date for Prior Year Awards that Vested During the Year ($)	Adjustments to Summary Compensation Table Totals ($)
CEO Frenzel	2024	(211,080)	112,802	(10,000,015)	13,963,626	2,802,782	1,095,457	7,763,572
Average Non-CEO NEOs	2024	(148,606)	71,581	(2,362,598)	3,193,031	310,119	176,021	1,239,548

[3]	Total shareholder return is calculated based on a fixed investment of one hundred dollars measured from the market close on December 31, 2019 (the last trading day of fiscal 2019) through and including the end of each year reported in the table.
[4]	The EEI Investor-Owned Electrics Index ("EEI Electrics Index") (market capitalization-weighted) is a broad measure of industry performance, and which is the industry index used to show our performance in our Form 10-K.
[5]	The SEC's rules and related guidance state that the "Company-Selected Measure" must be a financial performance measure not otherwise presented in the table above that we use to link CAP for our NEOs for fiscal 2024 to our Company's performance. The only other financial performance measure used in our executive compensation program is ongoing EPS, which is a non-GAAP measure that we reconcile in Exhibit A which can be adjusted for certain identified financial impacts. Adjustments were made to ongoing EPS for 2024 as noted in Exhibit A. As described in the CD&A, our annual incentive awards are, in part, based on ongoing EPS. When ongoing EPS is below guidance, annual incentive awards will not be paid.
[6]	Mr. Frenzel became CEO on August 18, 2021. Mr. Fowke served as our CEO from 2011 until his retirement on August 18, 2021.